Accumulated Other Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

12. Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) were as follows:

	Foreign Currency Translation Adjustment	Unrealized Gain (Loss) from Invested Customer Trust Funds	Pension Liability Adjustment	Total
Balance as of December 31, 2017	$(160.6)	$(9.0)	$(142.5)	$(312.1)
Other comprehensive income (loss) before income taxes and reclassifications	(16.2)	(24.5)	(0.3)	(41.0)
Income tax benefit	—	2.3	—	2.3
Reclassifications to earnings	—	—	9.0	9.0

Other comprehensive income (loss) attributable to Ceridian	(16.2)	(22.2)	8.7	(29.7)

LifeWorks Disposition	0.7	—	—	0.7

Balance as of September 30, 2018	$(176.1)	$(31.2)	$(133.8)	$(341.1)

14. Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) were as follows:

	Foreign Currency Translation Adjustment	Unrealized Gain (Loss) from Invested Customer Trust Funds	Pension Liability Adjustment	Total
Balance as of December 31, 2015	$(224.8)	$12.9	$(167.3)	$(379.2)
Other comprehensive income (loss) before income taxes and reclassifications	8.0	(10.2)	(7.8)	(10.0)
Income tax benefit (expense)	—	2.0	(0.1)	1.9
Sale of UK Business, net of tax	16.9	—	9.0	25.9
Reclassifications to earnings	—	—	9.9	9.9

Other comprehensive income (loss) attributable to Ceridian	24.9	(8.2)	11.0	27.7

Balance as of December 31, 2016	(199.9)	4.7	(156.3)	(351.5)
Other comprehensive income (loss) before income taxes and reclassifications	39.3	(17.3)	3.7	25.7
Income tax benefit	—	3.6	—	3.6
Reclassifications to earnings	—	—	10.1	10.1

Other comprehensive income (loss) attributable to Ceridian	39.3	(13.7)	13.8	39.4

Balance as of December 31, 2017	$(160.6)	$(9.0)	$(142.5)	$(312.1)

During the year ended December 31, 2017, other comprehensive income attributable to noncontrolling interest was $0.4, entirely related to foreign currency translation. During the year ended December 31, 2016, other comprehensive loss attributable to noncontrolling interest was $0.6, entirely related to foreign currency translation.